CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Unaudited) (Details - Statements of cash flows) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Cash flows from operating activities:
Net income (loss)	$ 54,450	$ (341,210)
Change in operating assets and liabilities:
Prepaid expense and other assets	(70)	1,397
Net cash (used in) operating activities	112,740	324,581
Cash flows from financing activities:
Proceeds received from private offerings	513,213	0
Capital contribution received	0	65,650
Deferred offering costs incurred	(495,356)
Net cash provided by financing activities	44,047	(89,476)
Net (decrease) increase in cash and cash equivalents	156,787	235,105
Consolidated Entities [Member]
Cash flows from operating activities:
Net income (loss)	54,450	(341,210)
Adjustments to reconcile net income to net cash provided by operating activities:
Share of (gain) loss from investment in subsidiaries	(502,834)	133,913
Change in operating assets and liabilities:
Prepaid expense and other assets	(70)	1,500
Accounts payable and other accrued liabilities	36,623	117,651
Net cash (used in) operating activities	(411,831)	(88,146)
Cash flows from financing activities:
Proceeds received from private offerings	513,213	0
Operating expenses directly paid for subsidiary	0	(29,487)
Repayment working capital advance from related party	0	(30,000)
Working capital advance from related party	342,042	0
Capital contribution received	0	210,000
Deferred offering costs incurred	(495,356)	0
Net cash provided by financing activities	359,899	150,513
Net (decrease) increase in cash and cash equivalents	(51,932)	62,367
Cash and cash equivalents at beginning	66,553	4,186
Cash and cash equivalents at ending	$ 14,621	$ 66,553